Cover	Jul. 21, 2022
Cover [Abstract]
Entity Registrant Name	Hawkeye Systems, Inc.
Entity Central Index Key	0001750777
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	true
Document Period End Date	Jul. 21, 2022
Entity Ex Transition Period	false
Entity File Number	000-56332
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0799093
Entity Address Address Line 1	6605 Abercorn
Entity Address Address Line 2	Suite 204
Entity Address City Or Town	Savannah
Entity Address State Or Province	GA
Entity Address Postal Zip Code	31405
City Area Code	912
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	253-0375
Amendment Description	Hawkeye Systems, Inc. amended its Articles of Incorporation to effect a one-for-ten reverse stock split (the “Reverse Split”) of the Company’s common stock, par value of $0.0001 per share. The Reverse Split was approved by FINRA on February 8, 2023 and effectuated on February 9, 2023. All fractional shares resulting from the Reverse Split were rounded up to the nearest whole share. As a result of the Reverse Split, the Company now has approximately 4,227,083 shares of common stock outstanding.